TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non – PRC	(98,709)	(127,243)	(142,750)	(21,879)
PRC	(126,537)	(263,835)	(298,903)	(45,809)
	(225,246)	(391,078)	(441,653)	(67,688)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax expense (benefit)	43,209	(16,570)	(24,047)	(3,685)
Deferred tax benefit	(9,158)	(22,416)	(13,577)	(2,081)
	34,051	(38,986)	(37,624)	(5,766)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(225,246)	(391,078)	(441,653)	(67,688)
Income tax computed at the tax rate of 25%	(56,309)	(97,770)	(110,413)	(16,920)
Effect of different tax rates in different jurisdictions	11,758	19,393	10,715	1,642
Non-deductible expenses	4,661	8,472	74,225	11,375
Non-taxable income	(7,322)	(234)	(78,447)	(12,023)
Statutory income (expense)	—	3,216	(2,544)	(390)
Interest and penalty	—	(6,811)	(465)	(71)
Unrecognized tax positions	41,122	—	—	—
Deferred tax expense	—	32,358	(2,314)	(355)
Changes of valuation allowance	45,112	41,868	71,545	10,965
Withholding tax	(4,971)	(39,478)	74	11
Effect of tax rate change	—	—	—	—
	34,051	(38,986)	(37,624)	(5,766)

Schedule of Deferred Taxes

The components of deferred taxes are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	163,538	105,783	16,212
Foreign exchange loss	—	3,232	495
Depreciation and amortization	6,262	9,954	1,526
Property, plant and equipment impairment	9,433	7,867	1,206
Deposits for non-current assets	16,350	18,475	2,831
Allowance for net investment in financing lease	4,518	4,856	744
Allowance for doubtful accounts	11,391	12,264	1,880
Lease liabilities	60,073	59,557	9,128
Other long-term assets	37,778	78,550	12,038
Equity investment	9,196	8,414	1,290
Others	1,891	2,686	413
Total deferred tax assets	320,430	311,638	47,763
less: Valuation allowance**	(260,850)	(257,579)	(39,476)
Net deferred tax assets	59,580	54,059	8,287

Deferred tax liabilities
Foreign exchange gain	(9,346)	—	—
Equity investment	(1,299)	—	—
Property, plant and equipment	(2,225)	(1,665)	(255)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(479)
Intangible assets	(132,566)	(130,074)	(19,937)
Right-of-use assets	(53,362)	(53,354)	(8,177)
Capitalized interest	(19,179)	(19,179)	(2,939)
Others	(3,915)	—	—

Total deferred tax liabilities	(225,018)	(207,398)	(31,787)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(165,438)	(153,339)	(23,500)

*     As of December 31, 2020, the Group had net operating losses from several of its PRC and oversea entities of RMB441,653 (US$67,688), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2021 to 2025. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong, Singapore and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at the beginning of year	(217,076)	(260,850)	(39,977)
Change of valuation allowance in the current year	(43,774)	3,271	501
Balance at the end of year	(260,850)	(257,579)	(39,476)

Reconciliation of Accrued Unrecognized Tax Positions

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at the beginning of year	81,000	98,984	15,170
Changes based on tax positions related to the current year	21,238	(6,446)	(988)
Additions related to prior year tax position	548	2,171	333
Decreases related to prior year tax position	(2,810)	(20,304)	(3,112)
Decreases relating to expiration of applicable statute of limitation	(1,386)	(7,213)	(1,105)
Foreign currency translation	394	(2,099)	(322)
Balance at the end of year	98,984	65,093	9,976